Property, plant and equipment (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in property, plant and equipment
Opening amount			£ 292,334	£ 256,118
Additions			14,683	18,810
Depreciation charge	£ (4,695)	£ (3,960)	(9,193)	(7,868)
Closing amount	297,824	267,060	297,824	267,060
Cost / gross value
Reconciliation of changes in property, plant and equipment
Opening amount			459,589	414,641
Closing amount	474,272	433,451	474,272	433,451
Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment
Opening amount			(167,255)	(158,523)
Closing amount	(176,448)	(166,391)	(176,448)	(166,391)
Freehold property
Reconciliation of changes in property, plant and equipment
Opening amount			216,554	220,033
Additions				3
Transfers			36,168
Depreciation charge			(2,337)	(1,740)
Closing amount	250,385	218,296	250,385	218,296
Freehold property | Cost / gross value
Reconciliation of changes in property, plant and equipment
Opening amount			289,943	289,943
Closing amount	326,111	289,946	326,111	289,946
Freehold property | Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment
Opening amount			(73,389)	(69,910)
Closing amount	(75,726)	(71,650)	(75,726)	(71,650)
Plant and machinery
Reconciliation of changes in property, plant and equipment
Opening amount			8,636	11,414
Additions			3,878	2,397
Transfers			4,931
Depreciation charge			(3,129)	(2,688)
Closing amount	14,316	11,123	14,316	11,123
Plant and machinery | Cost / gross value
Reconciliation of changes in property, plant and equipment
Opening amount			43,560	45,809
Closing amount	52,369	48,206	52,369	48,206
Plant and machinery | Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment
Opening amount			(34,924)	(34,395)
Closing amount	(38,053)	(37,083)	(38,053)	(37,083)
Fixtures and fittings
Reconciliation of changes in property, plant and equipment
Opening amount			25,137	24,671
Additions			502	6,350
Transfers			11,211
Depreciation charge			(3,727)	(3,440)
Closing amount	33,123	27,581	33,123	27,581
Fixtures and fittings | Cost / gross value
Reconciliation of changes in property, plant and equipment
Opening amount			84,079	78,889
Closing amount	95,792	85,239	95,792	85,239
Fixtures and fittings | Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment
Opening amount			(58,942)	(54,218)
Closing amount	£ (62,669)	(57,658)	(62,669)	(57,658)
Assets under construction
Reconciliation of changes in property, plant and equipment
Opening amount			42,007
Additions			10,303	10,060
Transfers			(52,310)
Closing amount		10,060		10,060
Assets under construction | Cost / gross value
Reconciliation of changes in property, plant and equipment
Opening amount			£ 42,007
Closing amount		£ 10,060		£ 10,060